Consolidated Statements of Cash Flows (Parenthetical)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Series A Common Stock [Member]
Affiliate, Collateralized Security [Line Items]
Preferred stock, dividend percentage	8.00%	8.00%	8.00%	8.00%